CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (17,629)	$ (19,466)	$ (18,173)
SALES AND MARKETING EXPENSES	(6,462)	(1,003)	(840)
GENERAL AND ADMINISTRATIVE EXPENSES	(5,066)	(4,308)	(3,914)
OPERATING LOSS	(29,157)	(24,777)	(22,927)
NON-OPERATING INCOME (EXPENSES), NET	5,670	(1,830)	(5,701)
FINANCIAL INCOME	694	559	236
FINANCIAL EXPENSES	(2,158)	(1,006)	(1,629)
LOSS AND COMPREHENSIVE LOSS	$ (24,951)	$ (27,054)	$ (30,021)
LOSS PER ORDINARY SHARE – BASIC	$ (0.03)	$ (0.04)	$ (0.12)
LOSS PER ORDINARY SHARE – DILUTED	$ (0.03)	$ (0.04)	$ (0.12)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	773,956,973	662,933,695	252,844,394